Financial Instruments and Capital and Risk Management - Summary of Impact on Profit or Loss from the Change in Interest Rates of the Company's Financial Instruments (Parenthetical) (Detail)	Dec. 31, 2023
Scenario One [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Measurement Of Fair Value Of Assets And Liabilities Based On Significant Unobervable Input [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	11.75%
Percentage of reasonably possible increase in unobservable input, liabilities	11.75%
Scenario Two [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Measurement Of Fair Value Of Assets And Liabilities Based On Significant Unobervable Input [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Scenario Three [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Measurement Of Fair Value Of Assets And Liabilities Based On Significant Unobervable Input [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	25.00%
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Scenario Four [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Measurement Of Fair Value Of Assets And Liabilities Based On Significant Unobervable Input [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	50.00%
Percentage of reasonably possible increase in unobservable input, liabilities	50.00%
Boa Vista Servios SA [Member] | Scenario Two [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Measurement Of Fair Value Of Assets And Liabilities Based On Significant Unobervable Input [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Boa Vista Servios SA [Member] | Scenario Three [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Measurement Of Fair Value Of Assets And Liabilities Based On Significant Unobervable Input [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	25.00%
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Boa Vista Servios SA [Member] | Scenario Four [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Measurement Of Fair Value Of Assets And Liabilities Based On Significant Unobervable Input [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets	50.00%
Percentage of reasonably possible increase in unobservable input, liabilities	50.00%